Vessels - Additional Information (Detail) - USD ($)	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Vessels under construction [Member]
Property, Plant and Equipment [Line Items]
Interest costs capitalized to vessels under construction	$ 5,361,000	$ 8,184,000	$ 2,873,000